Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Schedule of other current assets
	December 31,
	2020	2019
Loans to executive officers (1)	-	21
Prepaid expenses	8	-
Government Institutions	8	2
Investment in subsidiary	3	-
	19	23